Prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other current assets, net
Input value-added tax to be deducted	¥ 301,042		¥ 283,401
Interest receivable	173,574		154,392
Other receivable	66,038
Prepayments to vendors and content providers	49,366		63,437
Others	23,294		22,660
Less: credit loss provision	(66,236)		(216)
Total	547,078	$ 78,232	¥ 523,674
Provision	¥ 66,038